Income taxes - Schedule of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (prior to offsetting)	€ 247,098	€ 181,326
Deferred tax liabilities (prior to offsetting)	160,105	117,233
Deferred tax assets (prior to offsetting)	268,801	247,098
Offsetting of deferred tax assets	(102,772)	(86,220)	€ (56,699)
Total deferred tax assets	166,029	160,878	124,627
Deferred tax liabilities (prior to offsetting)	180,901	160,105
Offsetting of deferred tax liabilities	(102,772)	(86,220)	(56,699)
Total deferred tax liabilities	78,129	73,885	€ 60,534
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit and loss	974	(10,863)
Recognized in comprehensive income/(loss)	(1,490)	509
Business Combination	0	(52,757)
Exchange differences and other	(21,187)	(2,660)
Deferred tax assets | Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(6,030)	(4,794)
Recognized in profit and loss	(224)	(1,564)
Recognized in comprehensive income/(loss)	(18)	297
Business Combination	0	(86)
Exchange differences and other	(296)	118
Balance at the ending	(6,568)	(6,030)
Deferred tax assets | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(8,583)	(9,878)
Recognized in profit and loss	1,215	1,401
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	0
Exchange differences and other	496	(106)
Balance at the ending	(6,872)	(8,583)
Deferred tax assets | Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(103,099)	(59,963)
Recognized in profit and loss	(333)	4,373
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	(46,141)
Exchange differences and other	(13,167)	(1,368)
Balance at the ending	(116,599)	(103,099)
Deferred tax assets | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(3,379)	(3,229)
Recognized in profit and loss	(70)	65
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	0
Exchange differences and other	233	(215)
Balance at the ending	(3,216)	(3,379)
Deferred tax assets | Provision for obsolete inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(28,959)	(27,647)
Recognized in profit and loss	1,677	(2,348)
Recognized in comprehensive income/(loss)	0	0
Business Combination
Exchange differences and other	(2,069)	1,036
Balance at the ending	(29,351)	(28,959)
Deferred tax assets | Elimination of intercompany margin on inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(39,701)	(28,447)
Recognized in profit and loss	(61)	(8,361)
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	(3,439)
Exchange differences and other	(932)	546
Balance at the ending	(40,694)	(39,701)
Deferred tax assets | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(2,368)	(3,647)
Recognized in profit and loss	817	223
Recognized in comprehensive income/(loss)	0	47
Business Combination	0	0
Exchange differences and other	(803)	1,009
Balance at the ending	(2,354)	(2,368)
Deferred tax assets | Financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(1,448)	(1,596)
Recognized in profit and loss	0	0
Recognized in comprehensive income/(loss)	(258)	148
Business Combination	0	0
Exchange differences and other	0	0
Balance at the ending	(1,706)	(1,448)
Deferred tax assets | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(46,366)	(41,622)
Recognized in profit and loss	(4,196)	(1,601)
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	0
Exchange differences and other	374	(3,143)
Balance at the ending	(50,188)	(46,366)
Deferred tax assets | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	(7,165)	(503)
Recognized in profit and loss	2,149	(3,051)
Recognized in comprehensive income/(loss)	(1,214)	17
Business Combination	0	(3,091)
Exchange differences and other	(5,023)	(537)
Balance at the ending	(11,253)	(7,165)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit and loss	(470)	(10,499)
Recognized in comprehensive income/(loss)	(362)	(2,464)
Business Combination	0	51,235
Exchange differences and other	21,628	4,601
Deferred tax liabilities | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	14,517	11,946
Recognized in profit and loss	(1,862)	(4,442)
Recognized in comprehensive income/(loss)	222	(2,254)
Business Combination	0	4,776
Exchange differences and other	8,872	4,492
Balance at the ending	21,749	14,517
Deferred tax liabilities | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	296	448
Recognized in profit and loss	(414)	(184)
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	0
Exchange differences and other	1,508	32
Balance at the ending	1,390	296
Deferred tax liabilities | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	96,615	57,156
Recognized in profit and loss	83	(7,288)
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	46,132
Exchange differences and other	12,664	615
Balance at the ending	109,362	96,615
Deferred tax liabilities | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	46,860	45,301
Recognized in profit and loss	1,647	1,370
Recognized in comprehensive income/(loss)	0	0
Business Combination	0	327
Exchange differences and other	(1,407)	(138)
Balance at the ending	47,100	46,860
Deferred tax liabilities | Financial assets fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Beginning	1,817	2,382
Recognized in profit and loss	76	45
Recognized in comprehensive income/(loss)	(584)	(210)
Business Combination	0	0
Exchange differences and other	(9)	(400)
Balance at the ending	€ 1,300	€ 1,817